Related Parties (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Cartesian Capital Group, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	Ultimate controlling party
Pangaea Two, LP
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	Parent company
Tim Hortons Restaurants International GmbH
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	Shareholder of the Company
Pangaea Three Acquisition Holdings IV, Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	A subsidiary of ultimate holding company and shareholder of the Company subsequent to March 30, 2023
TDL Group Corp
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	A subsidiary of investor’s ultimate holding company
Pangaea Data Tech (Shanghai) Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	A subsidiary of investor’s ultimate holding company
PLK APAC Pte. Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties relationship	A subsidiary of investor’s ultimate holding company